Nature of cost and expense (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Nature of cost and expense [Line Items]
Direct cost		$ 650,386,343	$ 586,223,676	$ 540,692,964
Personnel expense	[1]	232,141,632	220,858,509	210,885,553
Transportation and distribution		243,907,283	235,265,049	230,047,942
Advertising and promotion		118,003,908	129,603,036	105,938,586
Depreciation and amortization		93,289,194	92,199,504	83,528,045
Materials and maintenance		46,610,947	46,172,647	47,102,582
Energy		29,309,465	25,940,847	24,444,163
Leases		17,727,367	15,929,047	16,294,896
Other expenses		111,639,503	117,992,179	104,455,411
Total		$ 1,543,015,642	$ 1,470,184,494	$ 1,363,390,142

[1]	See Note 29 – Natures of cost and expense.